(Columbia Dividend Income Fund Class - ABCIRTW) | Columbia Dividend Income Fund
COLUMBIA FUNDS SERIES TRUST I

Columbia Dividend Income Fund
(the "Fund")

Supplement dated July 21, 2011 to
the Fund's prospectuses dated February 1, 2011, as supplemented

Effective on July 1, 2011, the prospectuses for the Fund are revised and supplemented as follows:

Fees and Expenses of the Fund.

The section of the Fund's prospectus offering Class A, Class B, Class C, Class I, Class R, Class T and Class W shares entitled "Columbia Dividend Income Fund -- Fees and Expenses of the Fund" is modified by deleting the table entitled "Annual Fund Operating Expenses" and the expense example table in the subsection entitled "Example" and replacing them with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Dividend Income Fund Class - ABCIRTW) Columbia Dividend Income Fund		Class A Shares	Class B Shares	Class C Shares	Class I Shares	Class R Shares	Class T Shares	Class W Shares
Management fees	[1]	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%
Distribution and/or service (Rule 12b-1) fees		0.25%	1.00%	1.00%	none	0.50%	none	0.25%
Other expenses	[2]	0.21%	0.21%	0.21%	0.04%	0.21%	0.51%	0.21%
Total annual Fund operating expenses		1.32%	2.07%	2.07%	0.90%	1.57%	1.37%	1.32%
Fee waivers and/or reimbursements		(0.32%)	(0.32%)	(0.32%)	(0.23%)	(0.32%)	(0.32%)	(0.32%)
Total annual Fund operating expenses after fee waivers and/or reimbursements	[3]	1.00%	1.75%	1.75%	0.67%	1.25%	1.05%	1.00%
[1]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[2]	Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.
[3]	Columbia Management Investment Advisers, LLC (the Adviser) and certain of its affiliates have contractually agreed to waive fees or reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and extraordinary expenses) until January 31, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not exceed the annual rates of 1.00% for Class A, 1.75% for Class B, 1.75% for Class C, 0.67% for Class I, 1.25% for Class R, 1.05% for Class T and 1.00% for Class W.

Expense Example Columbia Dividend Income Fund (Columbia Dividend Income Fund Class - ABCIRTW) (USD $)		1 Year	3 Years	5 Years	10 Years
Class A Shares	[1]	671	940	1,228	2,047
Class B Shares	[1]	678	918	1,284	2,182
Class C Shares	[1]	278	618	1,084	2,375
Class I Shares	[1]	68	264	476	1,087
Class R Shares	[1]	127	464	825	1,840
Class T Shares	[1]	676	954	1,253	2,100
Class W Shares	[1]	102	387	693	1,562
[1]	The waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on January 31, 2013 and are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Expense Example, No Redemption Columbia Dividend Income Fund (Columbia Dividend Income Fund Class - ABCIRTW) (USD $)		1 Year	3 Years	5 Years	10 Years
Class B Shares	[1]	178	618	1,084	2,182
Class C Shares	[1]	178	618	1,084	2,375
[1]	The waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on January 31, 2013 and are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

(Columbia Dividend Income Fund - Class Z) | Columbia Dividend Income Fund

The section of the Fund's prospectus offering Class Z shares entitled "Columbia Dividend Income Fund -- Fees and Expenses of the Fund" is modified by deleting the table entitled "Annual Fund Operating Expenses" and the expense example table in the subsection entitled "Example" and replacing them with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Columbia Dividend Income Fund		Class Z Shares (Columbia Dividend Income Fund - Class Z)
Management fees	[1]	0.86%
Distribution and/or service (Rule 12b-1) fees		none
Other expenses	[2]	0.21%
Total annual Fund operating expenses		1.07%
Fee waivers and/or reimbursements		(0.32%)
Total annual Fund operating expenses after fee waivers and/or reimbursements	[3]	0.75%
[1]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[2]	Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.
[3]	Columbia Management Investment Advisers, LLC (the Adviser) and certain of its affiliates have contractually agreed to waive fees or reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and extraordinary expenses) until January 31, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not exceed the annual rates of 0.75% for Class Z.

Expense Example Columbia Dividend Income Fund (USD $)		1 Year	3 Years	5 Years	10 Years
Class Z Shares (Columbia Dividend Income Fund - Class Z)	[1]	77	309	559	1,277
[1]	The waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on January 31, 2013 and are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

(Columbia Small Cap Core Fund - ABCITW) | Columbia Small Cap Core Fund
COLUMBIA FUNDS SERIES TRUST I

Columbia Small Cap Core Fund
(the "Fund")

Supplement dated July 21, 2011 to
the Fund's prospectuses dated February 1, 2011, as supplemented

Effective on July 1, 2011, the prospectuses for the Fund are revised and supplemented as follows:

Fees and Expenses of the Fund.

The section of the Fund's prospectus offering Class A, Class B, Class C, Class I, Class T and Class W shares entitled "Columbia Small Cap Core Fund -- Fees and Expenses of the Fund" is modified by deleting the table entitled "Annual Fund Operating Expenses" and the expense example table in the subsection entitled "Example" and replacing them with the following:

Annual Fund Operating Expenses (Columbia Small Cap Core Fund - ABCITW) Columbia Small Cap Core Fund		Class A Shares	Class B Shares	Class C Shares	Class I Shares	Class T Shares	Class W Shares
Management fees	[1]	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%
Distribution and/or service (Rule 12b-1) fees		0.25%	1.00%	1.00%	none	none	0.25%
Other expenses	[2]	0.24%	0.24%	0.24%	0.05%	0.54%	0.24%
Total annual Fund operating expenses		1.35%	2.10%	2.10%	0.91%	1.40%	1.35%
[1]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[2]	Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.

Expense Example Columbia Small Cap Core Fund (Columbia Small Cap Core Fund - ABCITW) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	705	978	1,272	2,105
Class B Shares	713	958	1,329	2,240
Class C Shares	313	658	1,129	2,431
Class I Shares	93	290	504	1,120
Class T Shares	709	993	1,297	2,158
Class W Shares	137	428	739	1,624

Expense Example, No Redemption Columbia Small Cap Core Fund (Columbia Small Cap Core Fund - ABCITW) (USD $)	1 Year	3 Years	5 Years	10 Years
Class B Shares	213	658	1,129	2,240
Class C Shares	213	658	1,129	2,431

(Columbia Small Cap Core Fund - Class Z) | Columbia Small Cap Core Fund

The section of the Fund's prospectus offering Class Z shares entitled "Columbia Small Cap Core Fund -- Fees and Expenses of the Fund" is modified by deleting the table entitled "Annual Fund Operating Expenses" and the expense example table in the subsection entitled "Example" and replacing them with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Columbia Small Cap Core Fund		Class Z Shares (Columbia Small Cap Core Fund - Class Z)
Management fees	[1]	0.86%
Distribution and/or service (Rule 12b-1) fees		none
Other expenses	[2]	0.24%
Total annual Fund operating expenses		1.10%
[1]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[2]	Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.

Expense Example Columbia Small Cap Core Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class Z Shares (Columbia Small Cap Core Fund - Class Z)	112	350	606	1,340